DEPOSITS	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
DEPOSITS

NOTE 8 - DEPOSITS

Deposits are summarized as follows:

	At December 31,
	2014	2013
Noninterest-bearing	$68,170,743	$55,263,604
Interest-bearing transaction accounts	285,437,812	292,542,353
Savings	29,070,422	27,174,489
Time	127,627,662	127,559,246

	$510,306,639	$502,539,692

Included in time deposits were approximately $13,872,000 and $18,012,000 of brokered deposits at December 31, 2014 and 2013, respectively. Included in interest-bearing transaction accounts were approximately $83,281,000 and $106,525,000 of brokered deposits at December 31, 2014 and 2013, respectively.

Interest expense on deposits is summarized as follows:

	Year Ended
	December 31,
	2014	2013
Interest-bearing transaction accounts	$738,536	$1,018,327
Savings	50,422	77,990
Time	1,385,108	1,673,368

	$2,174,066	$2,769,685

Time deposits that meet or exceed the FDIC Insurance limit of $250,000 at year-end 2014 and 2013 were approximately $19,643,000 and $9,286,000.

At December 31, 2014, the scheduled maturities of time deposits were as follows:

Year Ending December 31,	Amount
2015	$50,986,504
2016	37,807,280
2017	24,942,541
2018	8,995,070
2019	1,815,309
Thereafter	3,080,958

$127,627,662